Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [Abstract]
Wages, salaries and other pension costs	€ (1,195.3)	€ (1,064.6)	€ (975.0)
Depreciation and amortization	(116.9)	(121.4)	(134.8)
Merger transaction and integration costs	0.0	0.0	(15.2)
Purchases, external charges and other expenses	(4,565.5)	(4,048.9)	(3,973.4)
TOTAL COSTS AND EXPENSES	€ (5,877.7)	€ (5,234.9)	€ (5,098.4)